Filed Pursuant to Rule 497(e)

Registration No. 033-06790

THE GAMCO WESTWOOD FUNDS (the “Trust”)

GAMCO Westwood Equity Fund (“Equity Fund”) and GAMCO Westwood Balanced Fund (“Balanced Fund”)

Supplement dated March 9, 2012, to the Trust’s Statement of Additional Information, dated January 27, 2012.

Effective immediately, Susan M. Byrne will no longer serve as a Portfolio Manager of the Equity Fund and the Balanced Fund and Todd L. Williams will be added as a Portfolio Manager of the Equity Fund and the Balanced Fund. The Equity Fund and the Balanced Fund will continue to be co-managed by Mark R. Freeman, CFA, Lisa Dong, CFA, Jay K. Singhania, CFA and

Scott D. Lawson, CFA. To reflect these changes, please note the following:

In the “Portfolio Transactions and Brokerage—Portfolio Managers—Management of Other Accounts” section, the information related to Susan M. Byrne is deleted and the following is added:

EXCLUDES WESTWOOD EQUITY FUND:

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	Number of Accounts that base the Advisory Fee on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
1. Todd L. Williams, CFA[3,5]	Registered Investment Companies:	10	$1,926.41M	0	0
	Other Pooled Investment Vehicles:	8	$826.53M	0	0
	Other Accounts:	69	$3,970.10M	3	$370.055

*	Information is as of December 31, 2011

EXCLUDES WESTWOOD BALANCED FUND:

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	Number of Accounts that base the Advisory Fee on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
1. Todd L. Williams, CFA[3,5]	Registered Investment Companies:	10	$1,918.50	0	0
	Other Pooled Investment Vehicles:	8	$826.53	0	0
	Other Accounts:	69	$3,970.10	3	$370.055

*	Information is as of December 31, 2011

In the “Portfolio Transactions and Brokerage—Portfolio Managers—Ownership of Shares in the Funds” section, the information related to Susan M. Byrne is deleted and the following is added:

Team Member	Fund	Dollar Range of Equity Securities Held in each Fund*
Todd L. Williams	GAMCO Westwood Equity Fund GAMCO Westwood Balanced Fund	A A

*	Key to Dollar Ranges – Information as of December 31, 2011
A.	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE